Deferred and current taxation (Tables)	12 Months Ended
Mar. 31, 2020
Deferred and current taxation
Summary of components of the deferred and current taxation

	At March 31,
	2020	2019	2018
	€M	€M	€M
Current tax assets
Current tax assets	(44.5)	—	—
Total current tax assets	(44.5)	—	—

Current tax liabilities
Corporation tax provision	—	31.6	36.0
Total current tax liabilities	—	31.6	36.0

Deferred tax assets
Recognition of tax losses	(53.6)	(43.2)	—
Total deferred tax assets	(53.6)	(43.2)	—

Deferred tax liabilities
Origination and reversal of temporary differences on property, plant and equipment, derivatives and pensions	353.5	460.6	395.2
Total deferred tax liabilities	353.5	460.6	395.2

Total deferred tax liabilities (net)	299.9	417.4	395.2

Total tax liabilities (net)	255.4	449.0	431.2

Schedule of reconciliation of deferred tax assets and liabilities

	At March 31,
	2020	2019	2018
	€M	€M	€M
Reconciliation of current tax
At beginning of year	31.6	36.0	2.9
Corporation tax charge in year	44.4	96.5	152.0
Tax paid	(120.5)	(100.9)	(118.9)
At end of year	(44.5)	31.6	36.0

	At March 31,
	2020	2019	2018
	€M	€M	€M
Reconciliation of deferred tax
Balance at beginning of year	417.4	395.2	473.1
New temporary differences on property, plant and equipment, net operating losses, derivatives, pensions and other items	(117.5)	22.2	(77.9)
Liability at end of year	299.9	417.4	395.2

Summary of components of the tax expense

	Year ended	Year ended	Year ended
	March 31,	March 31,	March 31,
	2020	2019	2018
	€M	€M	€M
Corporation tax charge in year	44.4	96.5	152.0
Deferred tax credit relating to origination and reversal of temporary differences	(22.8)	(33.4)	9.1
	21.6	63.1	161.1

Summary of reconciliation of the statutory rate of Irish corporation tax

	Year ended		Year ended		Year ended
	March 31,		March 31,		March 31,
	2020		2019		2018
	%		%		%
Statutory rate of Irish corporation tax	12.5		12.5		12.5
Adjustments for earnings and losses taxed at other rates	(9.3)	*	(5.8)	*	(2.9)
Other differences	—		—		0.4
Total effective rate of taxation	3.2		6.7		10.0

* Includes the recognition of deferred tax assets in respect of property, plant & equipment and net operating losses incurred in other jurisdictions.

Summary of deferred tax applicable to items charged or credited to other comprehensive income

	At March 31,
	2020	2019	2018
	€M	€M	€M
Derivative financial instruments	(94.7)	91.2	(87.0)
Total tax charge in other comprehensive income	(94.7)	91.2	(87.0)

Summary of principal components of deferred tax

	At March 31,
	2020	2019	2018
	€M	€M	€M
Arising on capital allowances and other temporary differences	352.9	375.7	444.7
Arising on derivatives	(52.4)	42.3	(48.9)
Arising on pension	(0.6)	(0.6)	(0.6)
Total	299.9	417.4	395.2